Provision for Environmental Rehabilitation (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Asset Retirement Obligations Noncurrent [Abstract]
Accrued environmental rehabilitation costs	$ 530	$ 385
Anglo Gold Ahanti Limited Subsidiaries [Member]
Environmental Exit Cost [Line Items]
Accrual For Environmental Loss Contingencies Gross	2,512
Joint Ventures [Member]
Environmental Exit Cost [Line Items]
Accrual For Environmental Loss Contingencies Gross	$ 54